CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 266,954	$ 245,006	$ 193,303
Cost of revenues
Total cost of revenues	44,373	53,884	46,657
Gross profit	222,581	191,122	146,646
Research and development	55,107	59,468	48,160
Sales and marketing	161,372	176,307	127,719
General and administrative	70,983	65,188	48,557
Total operating expenses	287,462	300,963	224,436
Operating loss	(64,881)	(109,841)	(77,790)
Financial income (expense), net	13,195	5,322	(9)
Loss before income taxes	(51,686)	(104,519)	(77,799)
Income taxes	(5,067)	(3,831)	(2,494)
Net loss	(56,753)	(108,350)	(80,293)
Net loss attributable to non-controlling interest	(266)	(743)	(1,169)
Adjustment attributable to non-controlling interest	2,649	(14,979)	16,689
Net loss attributable to WalkMe Ltd.	$ (59,136)	$ (92,628)	$ (95,813)
Net loss per share attributable to WalkMe Ltd. basic	$ (0.67)	$ (1.09)	$ (1.85)
Net loss per share attributable to WalkMe Ltd. diluted	$ (0.67)	$ (1.09)	$ (1.85)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	88,912,397	85,116,424	51,763,032
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	88,912,397	85,116,424	51,763,032
Subscription
Revenues
Total revenues	$ 247,715	$ 220,972	$ 175,328
Cost of revenues
Total cost of revenues	25,360	25,990	24,025
Professional services
Revenues
Total revenues	19,239	24,034	17,975
Cost of revenues
Total cost of revenues	$ 19,013	$ 27,894	$ 22,632